PROVISIONS AND OTHER LIABILITIES - Narrative (Details) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Property dispositions		$ 0.9		$ 422.4
Restructuring costs		0.4	[1]	37.0
Incurred during the period		7.8		30.4
Provisions		300.8		299.4	$ 694.6
Onerous lease contracts
Disclosure of other provisions [line items]
Property dispositions		0.0		0.0
Onerous office lease contracts				26.2
Incurred during the period	$ 6.8	6.8		26.5
Provisions		$ 25.8		$ 26.2	$ 0.0
Construction Camp - Lindbergh | Onerous lease contracts
Disclosure of other provisions [line items]
Incurred during the period	$ 5.4
Minimum
Disclosure of other provisions [line items]
Expected period		3 years
Maximum
Disclosure of other provisions [line items]
Expected period		4 years

[1]	{F|ahBzfndlYmZpbGluZ3MtaHJkcmoLEgZYTUxEb2MiXlhCUkxEb2NHZW5JbmZvOjJmY2RlZjAzOGRkOTRlOWE5NjlkYTc5MWVjNWQ3ZWRhfFRleHRTZWxlY3Rpb246RTdGNjdEMTk4QzhCMzA5MTVCODczRkVEMTY1NDc4ODkM}